COMMITMENTS AND CONTINGENCIES (Details Narrative)																															1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 15, 2022 USD ($) shares	Jan. 26, 2022 USD ($)	Dec. 06, 2021 USD ($) shares	Sep. 03, 2021 USD ($) shares	Jul. 02, 2021 USD ($) m²	May 04, 2021 USD ($) shares	Mar. 05, 2021 shares	Mar. 02, 2021 USD ($) shares	Feb. 24, 2021 shares	Jul. 30, 2020 shares	Oct. 21, 2019 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) m²	Apr. 26, 2019 USD ($)	Mar. 02, 2019 shares	Mar. 02, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 09, 2018	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 14, 2016 $ / shares shares	May 28, 2015 $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($) shares	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 11, 2021	Jul. 08, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 25, 2021	Dec. 11, 2020	Jan. 10, 2020	Aug. 08, 2019 $ / shares shares	Jul. 02, 2019	Sep. 13, 2017 USD ($)
Loss Contingencies [Line Items]
Annual salary																																$ 184,808	$ 159,898		$ 734,427	$ 516,332
Accrued salary balance																																$ 2,999,143	2,991,191		2,991,191	$ 2,804,725
Warrants term																																				5 years					5 years			5 years	5 years
Warrant exercise price per share | $ / shares																																$ 0.06
Number of shares issued | shares	7,398,639		1,479,728			1,479,728	786,280	1,479,728	70,786	9,941,623
Payment for debt		$ 40,000																														$ 20,000	10,000		50,000	$ 40,000
Stock issued during period, value	$ 443,918		$ 88,784			$ 88,784		$ 88,784
Outstanding balance																																										$ 180,244
Accrued Interest payable																																30,537			31,657	5,479
Payments for rent																						$ 960										0	3,683		3,683	13,092
Area of land | ft²												5,000
Annual rent, year two												$ 44,800																															$ 44,800						$ 42,000
Annual rent, year one												$ 42,000																															$ 42,000						$ 39,200
Related Party [Member]
Loss Contingencies [Line Items]
Payments for rent																																$ 0	$ 3,273		$ 3,683	$ 6,263
Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Area of land | m²					6,000											4,560.57
Annual rent, year two																$ 45,150
Annual rent, year one					$ 8,645											$ 45,150
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																																$ 0.25			$ 0.25	$ 0.25
Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares				3,000,000
Stock issued during period, value				$ 242,100
Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for debt		$ 40,000
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																																$ 6,391			$ 3,195	$ 103,730
Mr Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																																6,391			3,195	103,730
Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																2,130			1,065	888
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																2,130			1,065	888
Employment Agreement [Member]
Loss Contingencies [Line Items]
Warrants maturity date																					Jan. 31, 2020
Extended expiration date description																					the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																												The term of the agreement is a five year period
Annual salary																												$ 210,000							$ 398,643			$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																												6.00%
Agreement term																																			5 years		5 years	5 years	5 years
Employment Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Annual salary																																		$ 422,561
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																								20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary													$ 20,000	$ 20,000			$ 20,000
Annual cash compensation																							$ 140,000			$ 120,000
Educational expenses																										$ 11,000
Warrants term																							3 years	3 years
Warrant to purchase common stock shares | shares																							6,000,000	6,000,000																							6,000,000
Warrant exercise price per share | $ / shares																							$ 0.001	$ 0.001																							$ 0.2299
Warrants maturity date																							May 20, 2026	May 20, 2026
Warrants issued value																																								$ 121,448
Extended expiration date description																					the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020. On March 5, 2021, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2022. On February 25, 2022, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2023.
One-time bonus																	$ 20,000
Warrants And Rights Outstanding Term Description																							three-year	three-year
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants term																										3 years
Warrant to purchase common stock shares | shares																										2,000,000
Warrant exercise price per share | $ / shares																										$ 0.001
Warrants And Rights Outstanding Term Description																										three-year
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants term																									3 years
Warrant to purchase common stock shares | shares																									3,000,000
Warrant exercise price per share | $ / shares																									$ 0.001
Warrants maturity date																									May 28, 2022
Warrants And Rights Outstanding Term Description																									three-year
Employment Agreement [Member] | Mr Rice [Member]
Loss Contingencies [Line Items]
Warrants maturity date																																														Jan. 10, 2025
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Annual cash compensation															$ 60,000
Warrants term															3 years
Warrant to purchase common stock shares | shares															2,000,000
Warrant exercise price per share | $ / shares															$ 0.2299
Warrants And Rights Outstanding Term Description															three-year
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																											20 years
License fee																														$ 10,000
License maintenance fee																														$ 10,000
Annual research fee																															$ 13,700
Number of shares issued | shares																											2,200,000
Royalty percentage																											2.00%
Termination agreement description																											The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
License termination fee																											$ 5,000
Payment for debt																																20,000			$ 50,000
License Agreement [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Payments for rent																																			3,683	6,263
License Agreement [Member] | Monthly Rent [Member]
Loss Contingencies [Line Items]
Payments for rent																						$ 960
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual research fee																															$ 10,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																		4,025,652		4,025,652
Payment for debt																			$ 265,244	$ 265,244
Stock issued during period, value																			$ 281,659	$ 281,659
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Warrants term																											4 years
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																													$ 120,000
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																													200,000
Stock issued during period, value																													$ 120,000
Outstanding balance																																			65,292	65,292
Accrued Interest payable																																489			1,960
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																																2,508			2,508
Operating lease, term																						8 years
Operating lease term, description												two-year lease
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for rent																																44,800			44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Loss Contingencies [Line Items]
Payments for rent																																$ 42,000			42,000
Operating Lease Agreements [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Payments for rent																																			$ 3,683	$ 6,263
Operating Lease Agreements [Member] | Monthly Rent [Member]
Loss Contingencies [Line Items]
Payments for rent																						$ 960
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Payments for rent					$ 8,645
Operating lease description																the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five.
Operating lease, term					5 years											5 years																																5 years
Area of land | m²					6,000											4,560.57
Annual rent, year two																$ 45,150
Annual rent, year one																$ 45,150
Salary Increment [Member] | Mr Rice [Member]
Loss Contingencies [Line Items]
Annual salary											$ 20,000